UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     September 30, 2006

Check here if Amendment [   ]; Amendment Number: ____
        This Amendment (Check only one.):   [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                 NLI International Inc.
Address:              1251 Avenue of the Americas, Suite 5210
                      New York, NY  10020-1198


Form 13F File Number: 28-3430

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:                 Takahiro Yamasaki
Title:                President
Phone:                (212) 403-3400

Signature, Place, and Date of Signing:

/s/ Takahiro Yamasaki               New York, NY             November 3, 2006
    [Signature]                    [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     58

Form 13F Information Table Value Total:     479,419
                                            (thousands)

List of Other Included Managers:            None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     None

                                       FORM 13F INFORMATION TABLE
                              NAME OF REPORTING MANAGER: NLI INTERNATIONAL INC.

  Column 1                    Column 2       Column 3   Column 4       Column 5           Column 6    Column 7      Column 8

                                                                                                                     Voting
  Name of                     Title of        CUSIP      Value       Amount and Type     Investment    Other        Authority
  Issuer                       Class          Number    ($1,000)       of Security       Discretion   Managers      (Shares)

                                                                    Shares or
                                                                    Principal SH/ PUT/
                                                                     Amount   PRN CALL                          Sole    Shared  None

FLUOR CORP NEW                  COM          343412102    4,752      61,800   SH           Sole                61,800
GENERAL ELECTRIC CO             COM          369604103   22,465     636,400   SH           Sole               636,400
L-3 COMMUNICATIONS HLDGS INC    COM          502424104    8,311     106,100   SH           Sole               106,100
PITNEY BOWES                    COM          724479100    4,709     105,200   SH           Sole               105,200
ROPER INDS INC NEW              COM          776696106    2,452      54,800   SH           Sole                54,800
UNITED TECHNOLOGIES CORP        COM          913017109    8,185     129,200   SH           Sole               129,200
BEST BUY INC                    COM          086516101    4,129      77,100   SH           Sole                77,100
COACH INC                       COM          189754104    7,709     224,100   SH           Sole               224,100
COMCAST CORP NEW                CL A         20030N101    8,100     219,500   SH           Sole               219,500
DISNEY WALT CO                  COM          254687106    7,474     241,800   SH           Sole               241,800
MARRIOTT INTL INC NEW           CL A         571903202    8,671     224,400   SH           Sole               224,400
OMNICOM GROUP INC               COM          681919106    6,889      73,600   SH           Sole                73,600
DEVON ENERGY CORP NEW           COM          25179M103    7,925     125,500   SH           Sole               125,500
EXXON MOBIL CORP                COM          30231G102   15,688     233,800   SH           Sole               233,800
OCCIDENTAL PETE CORP DEL        COM          674599105    7,775     161,600   SH           Sole               161,600
SCHLUMBERGER LTD                COM          806857108    7,977     128,600   SH           Sole               128,600
TRANSOCEAN INC                  COM          G90078109    3,383      46,200   SH           Sole                46,200
AMBAC FINL GROUP INC            COM          023139108    5,288      63,900   SH           Sole                63,900
AMERICAN EXPRESS CO             COM          025816109    8,990     160,300   SH           Sole               160,300
AMERICAN INTL GROUP INC         COM          026874107   13,656     206,100   SH           Sole               206,100
BANK OF AMERICA CORPORATION     COM          060505104   18,048     336,900   SH           Sole               336,900
FRANKLIN RES INC                COM          354613101    7,720      73,000   SH           Sole                73,000
GOLDMAN SACHS GROUP INC         COM          38141G104   10,218      60,400   SH           Sole                60,400
JP MORGAN CHASE & CO            COM          46625H100   16,272     346,500   SH           Sole               346,500
METLIFE INC                     COM          59156R108    7,317     129,100   SH           Sole               129,100
MOODYS CORP                     COM          615369105    5,865      89,700   SH           Sole                89,700
WELLS FARGO & CO NEW            COM          949746101   14,573     402,800   SH           Sole               402,800
AMGEN INC.                      COM          031162100    5,598      77,600   SH           Sole                77,600
GENENTECH INC                   COM          368710406    6,128      74,100   SH           Sole                74,100
GILEAD SCIENCES INC             COM          375558103    8,885     129,200   SH           Sole               129,200

JOHNSON & JOHNSON               COM          478160104    9,306     143,300   SH           Sole               143,300
PFIZER INC                      COM          717081103   17,992     634,400   SH           Sole               634,400
WELLPOINT INC                   COM          94973V107    8,761     113,700   SH           Sole               113,700
WYETH                           COM          983024100    5,516     108,500   SH           Sole               108,500
APPLE COMPUTER INC              COM          037833100    6,412      83,300   SH           Sole                83,300
AUTODESK INC                    COM          052769106    6,316     181,600   SH           Sole               181,600
AUTOMATIC DATA PROCESSING IN    COM          053015103    5,430     114,700   SH           Sole               114,700
CISCO SYS INC                   COM          17275R102    8,565     372,700   SH           Sole               372,700
COGNIZANT TECHNOLOGY SOLUTIO    CL A         192446102    5,225      70,600   SH           Sole                70,600
EBAY INC                        COM          278642103    5,700     201,000   SH           Sole               201,000
INTEL CORP                      COM          458140100    8,098     393,700   SH           Sole               393,700
MICROSOFT CORP                  COM          594918104   10,664     389,900   SH           Sole               389,900
QUALCOMM INC                    COM          747525103    7,106     195,500   SH           Sole               195,500
SEAGATE TECHNOLOGY              COM          G7945J104    5,027     217,700   SH           Sole               217,700
YAHOO INC                       COM          984332106    4,578     181,100   SH           Sole               181,100
ALCOA INC                       COM          013817101    3,292     117,400   SH           Sole               117,400
PRAXAIR INC                     COM          74005P104    7,916     133,800   SH           Sole               133,800
UNITED STATES STL CORP NEW      COM          912909108    2,151      37,300   SH           Sole                37,300
BUNGE LIMITED                   COM          G16962105    5,766      99,500   SH           Sole                99,500
DEAN FOODS CO NEW               COM          242370104    5,597     133,200   SH           Sole               133,200
PEPSICO INC                     COM          713448108    8,967     137,400   SH           Sole               137,400
PROCTER & GAMBLE CO             COM          742718109   18,898     304,900   SH           Sole               304,900
WALGREEN CO                     COM          931422109    8,714     196,300   SH           Sole               196,300
WHOLE FOODS MKT INC             COM          966837106    4,279      72,000   SH           Sole                72,000
NII HLDGS INC                   CL B         62913F201   10,847     174,500   SH           Sole               174,500
VERIZON COMMUNICATIONS          COM          92343V104    6,761     182,100   SH           Sole               182,100
EXELON CORP                     COM          30161N101    8,645     142,800   SH           Sole               142,800
TXU CORP                        COM          873168108    7,740     123,800   SH           Sole               123,800

                                                        479,419

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